Bank loans (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	$ 1,887,458	$ 1,358,221	$ 828,682	$ 663,505
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	498,600	218,400	257,997	402,254
China Construction Bank #1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	193,900
Beijing Wholly Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans		363,773	204,032	0
Beijing Wholly Bank#1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans		146,328
China Citic Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans		291,200
China Construction Bank Wholly [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans		338,520
Ping Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	378,798
Nanjing Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	277,000
WeBank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	213,685
Total Wholly Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	1,561,983	1,358,221
China Construction Bank #2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	$ 325,475		366,653	261,251
Beijing Wholly Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans			$ 462,029	$ 402,254